Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Columbia Research Enhanced Real Estate ETF | Columbia Research Enhanced Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	(2.45%)	5.40%